Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares
2
1
. Convertible Redeemable Preferred Shares

Series A Preferred Shares
On June 9, 2017, the Group issued 1,102,710 Series A Preferred Shares in exchange for an aggregate cash consideration of RMB168,000, or RMB152 per share. These 1,102,710 Series A Preferred Shares were split into 27,567,750 Series A Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
On November 27, 2017, the Group issued 2,021,635 Series A Preferred Shares in exchange for an aggregate cash consideration of RMB308,000, or RMB152 per share. These 2,021,635 Series A Preferred Shares were split into 50,540,875 Series A Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
Series A1 Preferred Shares
On January 5, 2018, the Group issued 2,712,095 Series A1 Preferred Shares in exchange for an aggregate cash consideration of RMB460,000, or RMB170 per share. These 2,712,095 Series A1 Preferred Shares were split into 67,802,375 Series A1 Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
Series A2 Preferred Shares
On January 5, 2018, the Group issued 466,856 Series A2 Preferred Shares in exchange for an aggregate cash consideration of RMB100,000, or RMB214 per share. These 466,856 Series A2 Preferred Shares were split into 11,671,400 Series A2 Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
Series B Preferred Shares
On March 26, 2018, the Group issued 6,419,268 Series B Preferred Shares in exchange for an aggregate cash consideration of RMB2,200,000, or RMB343 per share. These 6,419,268 Series B Preferred Shares were split into 160,481,700 Series B Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
Series B1 Preferred Shares
On August 1, 2018, the Company issued 5,330,910 Series B1 Preferred Shares in exchange for an aggregate cash consideration of RMB2,900,000, or RMB544 per share. These 5,330,910 Series B1 Preferred Shares were split into 133,272,750 Series B1 Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
Series B2 Preferred Shares
On August 1, 2018, the Company issued 1,526,543 Series B2 Preferred Shares in exchange for an aggregate cash consideration of RMB955,000, or RMB626 per share. These 1,526,543 Series B2 Preferred Shares were split into 38,163,575 Series B2 Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.

Series C Preferred Shares
On December 2, 2019, the Company issued 3,183,626 Series C Preferred Shares in exchange for an aggregate cash consideration of US$300,000, equivalent to RMB2,107,860, or US$94, equivalent to RMB662 per share. These 3,183,626 Series C Preferred Shares were split into 79,590,650 Series C Preferred Shares at par value of US$0.00001 upon a 1:25 share split undertaken
in March 2020.
On April 10, 2020, the Company issued 26,137,425 Series C Preferred Shares (after a 1:25 share split) in exchange for an aggregate cash consideration of US$98,519, equivalent to RMB693,123, or US$3.77 equivalent to RMB27 per share.
On May 11, 2020, the Company issued 795,907 Series C Preferred Shares (after a 1:25 share split) in exchange for an aggregate cash consideration of US$3,000, equivalent to RMB21,231, or US$3.77, equivalent to RMB27 per share.
On May 26, 2020, the Company issued 318,363 Series C Preferred Shares (after a 1:25 share split) in exchange for an aggregate cash consideration of US$1,200, equivalent to RMB8,555, or US$3.77, equivalent to RMB27 per share.
On July 22, 2020, July 24, 2020, July 29, 2020 and August 6, 2020, the Company issued 207,588,515 Series C Preferred Shares (after a 1:25 share split) in exchange for an aggregate cash consideration of US$900,000, equivalent to RMB6,271,720, or US$4.34, equivalent to RMB30 per share.
The key terms of the Series A Preferred Shares, Series A1 Preferred Shares, Series A2 Preferred Shares, Series B Preferred Shares, Series B1 Preferred Shares, Series B2 Preferred Shares and Series C Preferred Shares (collectively referred as the “Preferred Shares”) are summarized as follows.
Conversion feature
Each Preferred Share shall automatically be converted into Class A Ordinary Shares at the Conversion Price at the time in effect immediately upon the earlier of (a) the consummation of a Qualified IPO; or (b) the date specified by written consent or agreement of 80% holders of each series.
The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, subject to adjustments in the event of (i) reorganizations, mergers, consolidations or sales of Assets, (ii) certain issuances of shares below the Conversion Price, (iii) share dividends, subdivisions and combinations of Class A ordinary shares, (iv) other distributions or (v) reclassification or recapitalization of Class A ordinary shares.
The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate
whether or not a beneficial conversion feature should be recognized.

Redemption feature

Issuance of Series C, Series B1 and B2 and Series B Preferred Shares
Upon issuance of Series C, Series B1 and B2 and Series B Preferred Shares, the Company shall redeem, all of the outstanding Preferred Shares held by the requesting holder upon the written request of such holder, at any time after the earliest to occur of: (1) the Company fails to complete a Qualified IPO on or prior to April 16, 2025; (2) a breach by any of the Company, Principal Shareholders or the ESOP Holdco, where applicable, of its obligations that will have a material adverse effect to the Group; (3) A certain shareholder having requested the Company to redeem all or a portion of its shares after the occurrence of the Company’s failure to cure, within a reasonable cure period, after the occurrence of a breach by any of the Company, Principal Shareholders or the ESOP Holdco, if where applicable, of its obligations under the specified agreements has, individually or together, caused a material adverse effect on the certain shareholder’s business, goodwill, or brand (“A Certain Shareholder Redemption Event”).
The redemption amount payable for each Preferred Share upon exercise of the redemption option by the holder, will be an amount equal to the greater of (a) 120% of the Original Issue Price of such Share, or (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum. Upon the issuance of Series C, the redemption amount payable for each Preferred Share will be an amount equal to the greater of (a) 120% of the Original Issue Price, plus any dividends declared but unpaid thereon, of such Share, and (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum. Upon a redemption event, Series C Preferred Shares shall rank senior to Series B1 and Series B2 Preferred Shares, Series B1 and Series B2 Preferred Shares (the redemption of the Series B2 Preferred Shares shall rank pari passu with the redemption of Series B1 Preferred Shares) shall rank senior to Series B Preferred Shares. Series B Preferred Shares shall rank senior to Series A, Series A1 and Series A2 Preferred Shares. Series A, Series A1 and A2 Preferred Shares (the redemption of the Series A, Series A1 and Series A2 Preferred Shares shall rank pari passu with each other) shall rank senior to ordinary shares.
If any holder of outstanding Preferred Shares chooses to redeem and the Company does not have sufficient funds to pay the Redemption Price, such holder may sell its interests to a third party. If the aggregate price of the Redemption Shares in such sale to third party is less than the Redemption Price of such Redemption Shares, the Company shall be obligated to pay to the Selling Holder the excess, if any, of the Redemption Price over the aggregate price of the Redemption Shares.

Issuance of Series A1 Preferred Shares and Series A2 Preferred Shares
Prior to the issuance of Series A1 and A2 Preferred Shares, the Company shall redeem, at the option of the holder, all of the outstanding Preferred Shares held by the requesting holder, at any time after the earliest to occur of (1) a breach by any of the Company, the principal shareholders of its obligations under the transaction documents, individually or together with other breaches by the foregoing Persons of their obligations under the transaction documents, have a material adverse effect to the Company and other members within the Group; (2) any sale, conveyance, lease or disposition of all or substantially all of the Group’s assets to a third party other than an entity within the Group; (3) any acquisition, amalgamation, scheme of arrangement or merger of the Company or other entity within the Group, which the Persons having Control over the Company or such other entity within the Group will discontinue to have Control over the surviving entity; and (4) A Certain Shareholder Redemption Event.
Upon issuance of Series A1 Preferred Shares and Series A2 Preferred Shares, the Company shall redeem, at the option of any holder of outstanding Preferred Shares, all of the outstanding Preferred Shares held by the requesting holder, at any time after the earliest to occur of (1) a breach by any of the Company, the principal shareholders of its obligations under the transaction documents, individually or together with other breaches by the foregoing Persons of their obligations under the transaction documents, have a material adverse effect to the company and other members within the Group; or (2) A Certain Shareholder Redemption Event.
The redemption amount payable for each Preferred Share will be an amount equal to the greater of (a) 120% of the Original Issue Price, plus any dividends declared but unpaid thereon, of such Share, and (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum.

Liquidation preferences
Liquidation Event means any of the following events: (i) any liquidation, dissolution or winding up of the Company, (ii) any sale, conveyance, lease or disposition of all or substantially all of the Group’s assets (including by means of an exclusive licensing of all or substantially all of the Group’s intellectual property or similar arrangement) to a third party other than the Group; and (iii) any acquisition, amalgamation, scheme of arrangement or merger of the Company or the Group by or with another entity where the gross or net value of the assets or equities being acquired represents more than 50% of the consolidated total assets or the consolidated net assets of the Group, by means of any transaction or series of related transactions to which the Company or such other Group Company, as applicable, is a party (other than a transaction or series of transactions in which the Persons having Control over the Company or such other Group Companies will continue to have Control over the surviving entity). Provided, however, that the events set forth in the foregoing (ii) or (iii) shall not be deemed a Liquidation Event unless the Majority Preferred Holders have, by written notice to the Company, determined that such events constitute a Liquidation Event. The occurrence of a Liquidation Event will trigger redemption and liquidation of net assets of the Company and distribution of the proceeds to redeem all the Company’s equity securities in accordance with the seniority described below, not the Preferred Shares.
In the event of any liquidation, the holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets. Upon Liquidation Event, Series C Preferred Shares shall rank senior to Series B1 and Series B2 Preferred Shares, Series B1 and Series B2 Preferred Shares (the liquidation preference of the Series B2 Preferred Shares shall rank pari passu with the liquidation preference of Series B1 Preferred Shares) shall rank senior to Series B Preferred Shares. Series B Preferred Shares shall rank senior to Series A, Series A1 and Series A2 Preferred Shares. Series A, Series A1 and A2 Preferred Shares (the liquidation preference of the Series A, Series A1 and Series A2 Preferred Shares shall rank pari passu with each other) shall rank senior to ordinary shares.
The holders of Preferred Shares and the ordinary shares shall be entitled to receive an amount per share equal to the greater of (a) 120% of the Original Issue Price, plus any dividends declared but unpaid thereon, of such Share, and (b) 100% of Original Issue Price plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum.
After setting aside or paying in full the aggregate Liquidation Preference Amount of the Series C Preferred Shares, the Series B2 Preferred Shares, the Series B1 Preferred Shares, the Series B Preferred Shares, the Series A2 Preferred Shares, the Series A1 Preferred Shares, the Series A Preferred Shares and the Ordinary Shares, the remaining assets of the Company available for distribution to Shareholders, if any, shall be distributed to the holders of Class A and Class B Ordinary Shares and Preferred Shares on a pro rata basis, based on the number of Shares then held by each holder on an as converted basis.

Dividends rights
Each holder of Preferred Shares shall be entitled to receive, prior and in preference to any declaration or payment of any cash or non-cash
dividend on the Ordinary Shares, but pari passu with other holders of Preferred Shares, noncumulative dividends at a simple rate of four percent (4%) per annum of the Original Issue Price of such Preferred Shares on each such Preferred Share held by such holder, payable when, as and if declared by the Board. Notwithstanding the foregoing, if the Board shall declare dividends on Ordinary Shares, each holder of any Preferred Shares shall be entitled to receive the higher of (i) four percent (4%) of the Original Issue Price of such Preferred Share, and (ii) the amount of dividends in respect of the Ordinary Shares into which such Preferred Share is then convertible.
Voting rights
The holders of the Preferred Shares shall have the right to one vote for each ordinary share into which each outstanding Preferred Share held could then be converted. The holders of the Preferred Shares vote together with the Ordinary Shareholders, and not as a separate class or series, on all matters put before the shareholders. The holders of the Preferred Shares are entitled to appoint a total of 4 out of 7 directors of the Board.
Conversion upon IPO
Upon the completion of the Company’s IPO, all the issued and outstanding Preferred Shares were converted into Ordinary Shares.
Accounting for Series A, A1, A2, B, B1, B2 and C Preferred Shares
Prior to issuance of Series A1 and A2
The Company classified the Series A Preferred Shares as mezzanine equity because they were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. No accretion was recognized subsequently since it is not probable that the instrument will become redeemable.
Upon issuance of Series A1 and A2
The issuance of Series A1 and A2 Preferred Shares concurrently amended terms of Series A Preferred Shares. Key changes include 1) changing from all shareholders sharing net asset on pro rate basis upon liquidation to having liquidation preference based on the formula and a distribution waterfall and 2) under the liquidation event, an investor shall receive an amount equal to the higher of a) 120% of the original investment amount, and b) 100% of the original investment plus compounded accrued daily interest (on the basis of a
365-day
year basis) at a rate of twelve percent (12%) per annum. The management assessed the amendments quantitatively using the fair value model to Series A and concluded Series A should be accounted for as an extinguishment based on the assessment.
Post issuance of Series A1 and A2, the Company classified the Series A, Series A1 and A2 Preferred Shares as mezzanine equity because they were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. No accretion was recognized subsequently since it is not probable that the instrument will become redeemable.

Upon issuance of Series B
The issuance of Series B Preferred Shares concurrently amended terms of Series A, A1 and A2 Preferred Shares. Key changes include (i) under a redemption event, if any holder of outstanding Preferred Shares chooses to sell its interests to a third party but the aggregate price of the Redemption Shares in such sale to third party is less than the Redemption Price of such Redemption Shares, the Company shall be obligated to pay to the Selling Holder the excess, if any, of the Redemption Price over the aggregate price of the Redemption Shares; (ii) if the Company fails to complete a Qualified IPO on or prior to April 16, 2025, the redemption event is triggered.
Prior to the issuance of Series B, the Company was not obligated to pay to the Selling Holder the excess, if any, of the Redemption Price over the aggregate price of the Redemption Shares in the event redemption rights of the Series A, A1 and A2 Preferred Shares were triggered; hence, the redemption right did not meet the definition of a derivative under ASC 815. Upon the amendment, the time-based redemption right of Series A, A1 and A2 Preferred Shares, was deemed to have the characteristic of net settlement, and therefore the redemption right met the definition of a derivative. Accordingly, this feature was bifurcated and accounted for as a derivative liability, initially measured at fair value with changes in fair value in the subsequent periods recognized through earnings, as the feature is not considered clearly and closely related to the host. The Company concluded that the amendment to Series A, A1 and A2 should be accounted for as an extinguishment or modification based on its assessment on the amendments both qualitatively and quantitatively.
Post issuance of Series B
The net settlement mechanism of the redemption right described earlier exist in Series B, B1, B2 and C Preferred Shares subsequently issued. Therefore, the redemption right of Series B, B1 and B2 also met the definition of a derivative and was bifurcated and accounted for as derivative liabilities, which are initially measured at fair value with changes in fair value in the subsequent periods recognized through earnings, as the host contract of the Preferred Shares is considered to be an equity host and the redemption feature is not clearly and closely related to the host contract. The initial carrying value for each series of Preferred Shares recorded in mezzanine equity is allocated on a residual basis, after the recognition of the redemption option at its fair value upon bifurcation. The mezzanine equity component is subsequently accreted to the amount equals to redemption value of each series of Preferred Shares, less the-then
fair value of the derivative liability using the interest method.
Accounting for extinguishment or modification
The Company concluded that the amendments to the convertible redeemable preferred shares should be accounted for as an extinguishment or modification based on its assessment both qualitatively and quantitatively. A qualitative assessment may be appropriate when the amendments to the convertible redeemable preferred shares are either so inconsequential or so significant that the Company can easily determine how the amendment should be accounted for without performing a quantitative test. When the amendments of preferred stock cannot be assessed qualitatively, a quantitative test is performed to determine whether the amendment should be accounted for as a modification or an extinguishment. If the fair value of the convertible redeemable preferred shares immediately before and after the amendment is substantially different, the amendment will be accounted for as an extinguishment; otherwise, the amendment will be accounted for as a modification. If the assessment resulted in an extinguishment, then the difference between the fair value of the modified Preferred Shares and the carrying value of the original Preferred Shares immediately before the modification shall be recognized as a reduction of, or increase to, retained earnings as a deemed dividend. If the assessment resulted in a modification, the difference between the fair value of the Preferred Shares immediately before and after the modification shall be recognized a reduction of, or increase to, retained earnings as a deemed dividend.

Accounting for a put option of an investor
In April 2020, the Company issued certain Series C to an investor, which is a fund (“Investor Fund”) owned by a partnership. As part of the arrangement, the Company provided a put option to a limited partner (“LP”) of the Investor Fund pursuant to which the LP shall have the right to redeem its LP interests in the Investor Fund (not Series C issued by the Company) with the principal amounting to RMB300,000 plus 8% annualized interest (“Fund Redemption Price”) in the event the Company was not able to reach a business agreement with the LP on or before December 31, 2020. The redemption right of the LP is accounted for as a freestanding put option at fair value, which was immaterial as of December 31, 2020. On February 28, 2021, the put option became due and invalid and the LP did not exercise its redemption right.

The Company’s Preferred Shares activities for the years ended December 31, 2019 and 2020, before their conversion into ordinary shares of the Company, are summarized below:

	Redeemable Ordinary Shares		Series A		Series A1		Series A2		Series B		Series B1		Series B2		Series C		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of December 31, 2018	—	—	78,108,625	532,353	67,802,375	498,581	11,671,400	108,002	160,481,700	2,274,403	133,272,750	2,685,499	38,163,575	880,635	—	—	489,500,425	6,979,473

Issuance of Preferred Shares post extinguishment	—	—	—	—	—	—	—	—	—	—	—	—	—	—	79,590,650	1,801,402	79,590,650	1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	—	—	—	65,206	—	61,073	—	13,255	—	287,695	—	394,944	—	119,880	—	18,997	—	961,050
Repurchase of the Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	(2,197,900)	(48,447)	—	—	(2,197,900)	(48,447)

Balances as of December 31, 2019	—	—	78,108,625	597,559	67,802,375	559,654	11,671,400	121,257	160,481,700	2,562,098	133,272,750	3,080,443	35,965,675	952,068	79,590,650	1,820,399	566,893,175	9,693,478

Issuance of Preferred Shares of Series C	—	—	—	—	—	—	—	—	—	—	—	—	—	—	234,840,210	6,639,361	234,840,210	6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	—	—	—	64,863	—	60,854	—	13,635	—	332,743	—	586,803	—	186,043	—	912,803	—	2,157,744
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	—	—	(78,108,625)	(662,422)	(67,802,375)	(620,508)	(11,671,400)	(134,892)	(160,481,700)	(2,894,841)	(133,272,750)	(3,667,246)	(35,965,675)	(1,138,111)	(314,430,860)	(9,372,563)	(801,733,385)	(18,490,583)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Upon the completion of the Company’s IPO on NYSE in August, 2020, all the outstanding Preferred Shares were converted into Ordinary Shares. No mezzanine equity was recognized as of December 31, 2020 and 2021.